Cost of services (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Cost of services
Wages and salaries		$ 351,547	$ 318,660	$ 281,460
Maintenance		196,833	183,628	145,931
Security and insurance		172,807	146,018	142,147
Utilities (electric, cleaning and water)		210,893	192,065	166,280
Building lease				8,609
Allowance for doubtful accounts		17,621	5,767	4,711
Cost of hotel service		2,778	93,098	70,319
Equipment lease, fees and others		198,774	119,720	104,181
Cost of services	$ 55,385	$ 1,151,253	$ 1,058,956	$ 923,638